Offerings - Offering: 1	Aug. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	First and Refunding Mortgage Bonds, 5.000% Series Due 2031
Maximum Aggregate Offering Price	$ 749,737,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,538.75